Net Operating Loss Carryforwards Expire Date (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)
Operating Loss Carryforwards [Line Items]
2012	$ 113	¥ 9,394
2013	160	13,302
2014	72	6,013
2015	263	21,856
2016	273	22,661
Thereafter	784	65,202
Total	$ 1,665	¥ 138,428